Stockholders' Equity (Detail) - Assumptions Used in Calculating the Fair Value Black-Scholes Option-Pricing Model	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	45.20%		44.81%
Risk free Interest rates			2.36%
Expected lives (years)	6 years		6 years
Minimum [Member]
Expected Volatility				23.45%
Risk free Interest rates				1.48%
Expected lives (years)				3 years 3 months
Maximum [Member]
Expected Volatility				38.28%
Risk free Interest rates				2.43%
Expected lives (years)				5 years 9 months